Victory Institutional Funds

4900 Tiedeman Road, 4th Floor

Brooklyn, Ohio 44144

March 6, 2017

VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Victory Institutional Funds
File Nos. 333-115476; 811-21584

Ladies and Gentlemen:

On behalf of Victory Institutional Funds (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that:

(1)         The form of prospectus of the Victory Institutional Diversified Stock Fund, a series of the Registrant, that would have been filed pursuant to Rule 497(c) under the Securities Act, would not have differed from that contained in Post-Effective Amendment No. 26 under the Securities Act to the Registrant’s Registration Statement on Form N-1A (the “Amendment”), constituting the most recent amendment to this Registration Statement; and

(2)         The text of the Amendment was filed electronically with the Securities and Exchange Commission on February 28, 2017, accession number 0001104659-17-012554.

If you have any questions or comments regarding this filing, please call Jay Baris of Morrison & Foerster LLP at 212-468-8053.

Very truly yours,

Victory Institutional Funds

By:	/s/ Christopher K. Dyer
Christopher K. Dyer
President